Accounts Receivable, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounts Receivable, Net
Schedule of accounts receivables

	March 31,	December 31,
	2021	2020
Contracts in transit	$8,521	$3,321
Trade	243	240
Finance commission	329	132
Other	298	506
Total	9,391	4,199
Allowance for doubtful accounts	(67)	(67)
Total Accounts Receivable, net	$9,324	$4,132

	2020	2019
Contracts in transit	$3,321	$2,645
Trade	240	202
Finance commission	132	87
Other	506	349
Total	4,199	3,283
Allowance for doubtful accounts	(67)	(27)
Total Accounts Receivable, net	$4,132	$3,256